Fundrise Real Estate Interval Fund, LLC
Consolidated Schedule of Investments (UNAUDITED)
March 31, 2026

See accompanying notes to consolidated schedule of investments.
(Amounts in thousands)
Par/Shares Description Acquisition Date
Value as of
March 31, 2026
Real Estate Co-Investment Joint Ventures - 73.7%
Industrial - 13.8%
N/A Fundrise Industrial JV 1, LLC  (Cost $4,441)
(1)(2)(4)(5)
06/04/21 $ 3,596
N/A Fundrise Industrial JV 2, LLC  (Cost $198,878)
(1)(2)(4)(5)
09/29/21 180,680
Total Industrial (Cost $203,319 ) $ 184,276
Multi-Family Residential - 15.3%
N/A Fundrise MF JV 1, LLC  (Cost $228,421)
(1)(2)(4)(5)
03/05/21 $ 204,816
Total Multi-Family Residential (Cost $228,421 ) $ 204,816
Single Family Residential - 44.6%
N/A Fundrise SFR Dev JV 1, LLC  (Cost $26,617)
(1)(2)(4)(5)
04/02/21 $ 25,000
N/A Fundrise SFR JV 1, LLC  (Cost $564,660)
(1)(2)(4)(5)
01/25/21 467,175
N/A Fundrise SFR JV 2, LLC  (Cost $78,850)
(1)(2)(4)(5)
01/09/23 105,708
Total Single Family Residential (Cost $670,127 ) $ 597,883
Total Real Estate Co-Investment Joint Ventures (Cost $1,101,867) $ 986,975
Secured Promissory Note - 8.3%
$ 114,750 Plume, Ltd. | British Virgin Islands, 3.50%, 06/18/26 (Cost $114,750)
(1)(2)
03/18/26 $ 110,297
Total Secured Promissory Note (Cost $114,750) $ 110,297
Private Real Estate - 0.4%
Senior Debt - 0.4%
Industrial - 0.4%
$ 5,750 Nexus Apex Holdings, LLC | Hubbard, TX, 12.55% (8.27% Cash + 4.28% PIK),
03/02/29 (Cost $5,770)
(1)(2)(3)
03/02/26 $ 5,770
Total Senior Debt (Cost $5,770) $ 5,770
Total Private Real Estate (Cost $5,770) $ 5,770
Investment Company - 13.7%
1,399 Fundrise Innovation Fund, LLC (Cost $25,531)
(4)(5)
$ 183,191
Total Investment Company (Cost $25,531) $ 183,191
Short-Term Investment - 10.4%
139,751 JP Morgan U.S. Treasury Plus Money Market Fund, Capital Shares, 3.62%
(6)
$ 139,751
Total Short-Term Investment (Cost $139,751) $ 139,751
Total investments, at value - 106.5% (Cost $1,387,669) $ 1,425,984
Liabilities in excess of other assets - (6.5)% (86, 843 )
Total Net Assets - 100.0% $ 1,339, 141
LLC Limited Liability Company
PIK Payment In Kind
(1)
Investments classified as Level 3 within the three-tier fair value hierarchy. See the accompanying notes to the consolidated schedule of investments for an explanation of this hierarchy, as well as a list of significant unobservable inputs used in the valuation of these instruments.
(2)
Restricted security. The aggregate value of restricted securities at March 31, 2026 is approximately $1,103,042 (amount in thousands) and represents approximately 82.4% of net assets. See Note 2, Summary of Significant Accounting Policies for additional information.
(3)
The investment accrues interest at a stated rate, consisting of both cash and PIK components. The rate applicable to the PIK portion is disclosed separately.
PIK interest is computed at the contractual rate specified in each loan agreement and is added to the principal balance of the investment rather than being paid in cash. PIK interest is recognized as interest income as it accrues, and its collection is typically deferred until repayment of the related principal.
(4)
Investment in an affiliate. See Note 2, Summary of Significant Accounting Policies for additional information.
(5)
Non-income producing investment.
(6)
Rate disclosed is representative of the seven-day effective yield as of March 31, 2026.

Fundrise Real Estate Interval Fund, LLC
Notes to Consolidated Schedule of Investments (UNAUDITED)
March 31, 2026

1. Formation and Organization
Fundrise Real Estate Interval Fund, LLC (the “Fund” or the “Registrant”) is a Delaware limited liability company and has elected and has qualified to be taxed as a real estate investment trust (a “REIT”) for U.S. federal income tax purposes under Part II of
Subchapter M of Chapter 1 of the Internal Revenue Code of 1986, as amended (the “Code”), commencing with its taxable year ended December 31, 2021, and intends to continue to qualify as a REIT. The Fund is organized as a continuously offered, non-
diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the
“1940 Act”), that operates as an interval fund. The Fund’s registration statement was declared effective on December 18, 2020. The
Fund commenced investment operations on January 1, 2021.
The Fund’s investment objective is to seek to generate current income while secondarily seeking long-term capital appreciation with low to moderate volatility and low correlation to the broader markets. Under normal circumstances, the Fund’s investment strategy is to invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a diversified portfolio of private real estate (real property whose ownership interests are not traded on public markets) and publicly traded real estate-related investments.
The investment adviser to the Fund is Fundrise Advisors, LLC (the “Adviser”), an investment adviser registered with the U.S.
Securities and Exchange Commission (“SEC”) under the Investment Advisers Act of 1940, as amended. The Adviser is a wholly-
owned subsidiary of Rise Companies Corp. (“Rise Companies” or the “Sponsor”), the Fund’s sponsor. Subject to the supervision of the Board of Directors of the Fund (the “Board”), the Adviser is responsible for directing the management of the Fund’s business and affairs, managing the Fund’s day-to-day affairs, and implementing the Fund’s investment strategy.
2. Summary of Significant Accounting Policies
Valuation Oversight
Pursuant to SEC Rule 2a-5 under the 1940 Act, the Board has approved the Adviser as the Fund’s Valuation Designee (“Valuation
Designee”), to provide administration and oversight of the Fund’s valuation policies and procedures. The Fund values its investments in accordance with such procedures. Generally, portfolio securities and other assets for which market quotations are readily available are valued at market value, which is ordinarily determined on the basis of official closing prices or the last reported sales prices. If market quotations are not readily available or are deemed unreliable, the Fund will use the fair value of the securities or other assets as determined by the Adviser in good faith, taking into consideration all available information and other factors that the Adviser deems pertinent, in each case subject to the overall supervision and responsibility of the Board.
In calculating the Fund’s net asset value (“NAV”), the Adviser, subject to the oversight of the Board, uses various valuation methodologies. To the extent practicable, the Adviser generally endeavors to maximize the use of observable inputs and minimize the use of unobservable inputs by requiring that the most observable inputs are to be used when available. The availability of valuation techniques and observable inputs can vary from investment to investment and are affected by a wide variety of factors.
When valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment, and may involve alternative methods to obtain fair values where market prices or market-based valuations are not readily available. As a result, the Adviser may exercise a higher degree of judgment in determining fair value for certain securities or other assets.
Fair Value Measurement
The following is a current summary of certain methods generally used to value investments of the Fund under the Fund’s valuation procedures:
The Fund applies Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820, Fair
Value Measurement, as amended, which establishes a framework for measuring fair value in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”) and required disclosures of fair value measurement. U.S. GAAP defines the fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.

Fundrise Real Estate Interval Fund, LLC
Notes to Consolidated Schedule of Investments (UNAUDITED)(Continued)
March 31, 2026

The Fund determines the fair value of certain investments in accordance with the fair value hierarchy that requires an entity to maximize the use of observable inputs. The fair value hierarchy includes the following three levels based on the objectivity of the inputs, which were used for categorizing the assets or liabilities for which fair value is being measured and reported:
Level 1 – Quoted market prices in active markets for identical assets or liabilities.
Level 2 – Significant other observable inputs (e.g., quoted prices for similar items in active markets, quoted prices for identical or similar items in markets that are not active, inputs other than quoted prices that are observable such as interest rate and yield curves, and market-corroborated inputs).
Level 3 – Valuation generated from model-based techniques that use inputs that are significant and unobservable in the market. These unobservable assumptions reflect estimates of inputs that market participants would use in pricing the asset or liability. Valuation techniques may include use of discounted cash flow methodologies or similar techniques, which incorporate management’s own estimates of assumptions that market participants would use in pricing the instrument or other valuation assumptions that require significant management judgment or estimation.
The initial value of the Fund’s real estate debt investments in loans, including senior mortgage loans, subordinated mortgage loans
(also referred to as B-Notes) and mezzanine loans, will generally be the par value acquisition price of such instrument. The Adviser will generally determine subsequent revaluations of the Fund’s real estate debt investments by the yield or equity method via a discounted cash flow analysis that uses current market rates derived from observable market data.
Fixed income securities are valued by an independent pricing service overseen by the Valuation Designee. The pricing service employs a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Valuation Designee, in accordance with the valuation policy and procedures approved by the Board.
These securities are generally classified in Level 2 of the fair value hierarchy.
Investments in registered investment companies, including money market funds, are valued at the NAV as of the close of each business day. These securities are generally classified in Level 1 of the fair value hierarchy.
Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value as of March 31, 2026. These reverse repurchase agreements are generally classified in Level 2 of the fair value hierarchy.
Real Estate Co-Investment Joint Ventures are stated at fair value. The Fund’s ownership interests are valued based on the fair value of the underlying real estate, any related mortgage loans payable, and any other assets and liabilities of the joint venture. The fair values of real estate investments are generally determined by considering the income, cost, or sales comparison approaches of estimating property value. The income approach may be based on the discounted cash-flow method or the direct capitalization method. The discounted cash-flow method estimates an income stream for a property (typically 10 years) and discounts this income plus a reversion (presumed sale) into a present value at a risk adjusted rate. The discount rate and the exit capitalization rate are significant inputs in valuations based on discounted cash flow analysis. These rates are based on the location, type, and nature of each property, as well as current and anticipated market conditions. The direct capitalization method converts a single year's estimated stabilized net operating income into a value indication by applying a market-based capitalization rate. Discount rates, market-based capitalization rates, and growth assumptions utilized in the income approach are derived from market transactions as well as other financial and industry data. The cost approach estimates the replacement cost of the building less depreciation plus the land value. The sales comparison approach compares recent transactions to the subject property. Adjustments are made for dissimilarities that typically provide a range of value.
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may differ significantly from the values that would have been used had a readily available market value existed for such investments, and the differences could be material.

Fundrise Real Estate Interval Fund, LLC
Notes to Consolidated Schedule of Investments (UNAUDITED)(Continued)
March 31, 2026

The following is a summary of the Fund’s assets measured at fair value on a recurring basis as of March 31, 2026, and indicates the fair value hierarchy of the inputs utilized by the Fund to determine such fair value (amounts in thousands) :
The following is a summary of quantitative information about the significant unobservable inputs used to determine the fair value of the Fund’s Level 3 investments as of March 31, 2026 (amounts in thousands) . The weighted average range of unobservable inputs is based on the fair value of investments. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance. The tables are not intended to be all-inclusive but instead capture the significant unobservable inputs relevant to the Fund’s determination of fair value.
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands) :
Level 1 Level 2 Level 3 Total
Real Estate Co-Investment Joint Ventures $ – $ – $ 986,975 $ 986,975
Secured Promissory Note – – 110,297 110,297
Private Real Estate Senior Debt – – 5,770 5,770
Investment Company 183,191 – – 183,191
Short-Term Investment 139,751 – – 139,751
Total Investments $ 322 , 942 $ – $ 1,103 , 042 $ 1,425,984
Investment Fair Value Valuation Technique
Unobservable
Input
Range (Weighted
Average)
Impact to
Valuation
from an
Increase in
Input
(1)
Real Estate Co-Investment Joint Ventures $ 986,975 Direct Capitalization Capitalization Rate
(2)
5.5% Decrease
Discounted Cash Flow Discount Rate
(2)
6.6% – 8.2% (7.1%) Decrease
Sales Comparison Approach Price Per Unit
(2)
$218 – $322 ($292) Increase
Secured Promissory Note 110,297 Discounted Cash Flow Discount Rate 4.0% Decrease
Private Real Estate Senior Debt 5,770 Recent Transaction Transaction Price N/A Increase
Total Investments
$ 1,103,042
(1)
Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.
(2)
Represents the significant unobservable input used to fair value the underlying real estate property of the joint ventures. The fair value of such financial instruments is the largest component of the valuation of each joint venture as a whole.
Real Estate Co-
Investment Joint
Ventures
Secured Promissory
Note
Private Real Estate
Senior Debt Total
Balance as of December 31, 2025 $ 1,161,895 $ – $ – $ 1,161,895
Purchases 16,210 114,750 10,750
(1)
141,710
PIK Interest – – 20 20
Realized gain (loss) – – – –
Net change in unrealized appreciation/
depreciation (174,991) (4,453) – (179,444)
Return of capital distributions (16,139) – – (16,139)
Sales – – (5,000)
(1)
(5,000)
Transfers into Level 3 – – – –
Transfers out of Level 3 – – – –
Balance as of March 31, 2026 $ 986,975 $ 110,297 $ 5,770 $ 1,103,042
Net change in unrealized appreciation/
depreciation for the three months ended
March 31, 2026 related to Level 3
investments held at March 31, 2026 $ (174,991) $ (4,453) $ – $ (179,444)
(1)
Includes in-kind transactions.

Fundrise Real Estate Interval Fund, LLC
Notes to Consolidated Schedule of Investments (UNAUDITED)(Continued)
March 31, 2026

Restricted Securities
The Fund may purchase securities for which there is a limited trading market or which are subject to restrictions on resale to the public. Restricted securities and securities for which there is a limited trading market may be significantly more difficult to value due to the unavailability of reliable market quotations for such securities, and investment in such securities may have an adverse impact on NAV. The Fund may purchase Rule 144A securities for which there may be a secondary market of qualified institutional buyers as contemplated by Rule 144A under the Securities Act. Rule 144A provides an exemption from the registration requirements of the
Securities Act for the resale of certain restricted securities to qualified institutional buyers. Restricted securities held at March 31,
2026 are identified within Consolidated Schedule of Investments.
Affiliated Investments
The Fund invests in one or more affiliated entities. As of March 31, 2026, the investments in affiliated entities consist of co-
investments in joint ventures in exchange for membership interests. As of March 31, 2026, the Fund owns 95% of the membership interests in Fundrise SFR JV 2, LLC, 90% of the membership interests in each of Fundrise SFR JV 1, LLC, Fundrise MF JV 1, LLC, and Fundrise Industrial JV 2, LLC, 60% of the membership interests in Fundrise SFR Dev JV 1, LLC, and 20% of the membership interests in Fundrise Industrial JV 1, LLC. Ownership percentages remained constant during the reporting period. The affiliated investment securities have not been registered under the Securities Act of 1933, as amended, and thus are subject to restrictions on resale. During the three months ended March 31, 2026, investments in affiliated entities were as follows (amounts in thousands):
Non-Controlled Affiliated Investments
Balance as
of December
31, 2025
Purchases at
Cost
Proceeds
from Sales
Net Realized
Gain (Loss)
and Capital
Gain
Distributions
Return of
Capital
Distributions
Change in
Unrealized
Appreciation/
Depreciation
Balance as
of March 31,
2026
Total
Dividend
Income
Real Estate Co-Investment
Joint Ventures
Fundrise SFR JV 1, LLC $ 560,582 $ 12,330 $ – $ – $ (11,970) $ (93,767) $ 467,175 $ –
Fundrise MF JV 1, LLC 257,081 1,350 – – (2,909) (50,706) 204,816 –
Fundrise Industrial JV 2, LLC 195,978 1,890 – – – (17,188) 180,680 –
Fundrise SFR JV 2, LLC 117,039 380 – – (1,140) (10,571) 105,708 –
Fundrise SFR Dev JV 1, LLC 27,136 240 – – (120) (2,256) 25,000 –
Fundrise Industrial JV 1, LLC 4,079 20 – – – (503) 3,596 –
Investment Company
Fundrise Innovation Fund, LLC – 50,000 (174,311) 149,842 – 157,660 183,191 –
Total $ 1,161,895 $ 66,210 $ (174,311) $ 149,842 $ (16,139) $ (17,331) $ 1,170,166 $ –